Summary of Significant Accounting Policies	9 Months Ended	12 Months Ended
	Sep. 30, 2016	Dec. 31, 2015
Summary of Significant Accounting Policies
Summary of Significant Accounting Policies

Note 2. Summary of Significant Accounting Policies

Basis of Presentation

Our accompanying unaudited consolidated financial statements have been prepared in accordance with U.S. Generally Accepted Accounting Principles (“GAAP”). All significant intercompany balances and transactions have been eliminated in consolidation. These consolidated financial statements are unaudited and have been prepared by us following the rules and regulations of the U.S. Securities and Exchange Commission. In our opinion they reflect all adjustments, including normal recurring items, that are necessary to present fairly the results of interim periods. Certain information and footnote disclosures normally included in financial statements prepared in accordance with GAAP have been condensed or omitted as permitted by such rules and regulations; however, we believe that the disclosures are adequate to make the information presented not misleading. Operating results for the periods presented herein are not necessarily indicative of the results that may be expected for other interim periods or the entire fiscal year. Certain prior year amounts have been reclassified to conform to the current year presentation.

Revenue Recognition, Unbilled Receivables and Estimated Liability for Refunds and Appeals

We provide services under contracts that contain various fee structures, including performance fee‑based contracts and fixed fee arrangements. Revenue is recognized when a contract exists, services have been provided to the client, the fee is fixed and determinable and collectability is reasonably assured.

We recognize revenue on performance fee-based contracts based upon the specific terms of the underlying contract. The contract terms generally specify: (a) time periods covered by the work to be performed; (b) nature and extent of services we are to provide; (c) the client’s duties in assisting and cooperating with us; and (d) fees payable to us. Our fees are most often expressed as a percentage of our findings. Generally, our services are rendered when our clients realize the economic benefits from our services. Our clients realize economic benefits when they take credits against their existing accounts payable based on when we identify cost savings, when they receive refund checks based on overpayments, or when they acknowledge payment reductions based on cost savings.

We derive a relatively small portion of revenue on contracts with fixed fee arrangements. We recognize revenue on these contracts ratably over the contract term and once all of the above criteria have been satisfied.

Historically, there has been a certain amount of revenue with respect to which, even though we had met the requirements of our revenue recognition policy, the claim is ultimately rejected. In such cases, our clients may request a refund or offset if their providers or vendors ultimately reject the payment inaccuracies we find or if our clients determine not to pursue reimbursement from their providers or vendors even though we may have collected fees. We record any such refund as a reduction of revenue. We record an estimate for refund liabilities at any given time based on actual historical refund data by client type. We satisfy such refund liabilities either by offsets to accounts receivable or by cash payments to clients.

In addition to the refund liabilities, we calculate client specific reserves when we determine an additional reserve may be necessary.

The estimated liability for refunds and appeals representing our estimate of claims that may be overturned related to revenue which had already been received was $70,596 and $67,775 at September 30, 2016 and December 31, 2015, respectively. The estimated allowance for refunds and appeals representing our estimate of claims that may be overturned related to amounts in accounts receivable was $31,887 and $33,406 at September 30, 2016 and December 31, 2015, respectively.

Under the Medicare Recovery Audit Program, in which we are one of the four Recovery Audit Contractors (“Medicare RAC”) for CMS, healthcare providers have the right to appeal a claim and may pursue additional appeals if the initial appeal is found in favor of CMS. We accrue an estimated liability for appeals based on the amount of fees that are subject to appeals, closures or other adjustments and those which we estimate are probable of being returned to CMS following a successful appeal by the providers. Our estimates are based on our historical experience with the Medicare RAC appeal process.

This estimated liability for Medicare RAC appeals is an offset to revenue in our Consolidated Statements of Comprehensive Income. The liability is included in the estimated liability for refunds and appeals on our Consolidated Balance Sheets. See Note 6 for further information regarding the estimated liability for appeals related to the Medicare RAC program.

Unbilled receivables represent revenue recognized related to claims for which clients have received economic value that were not invoiced at the balance sheet date. Unbilled receivables were approximately $51,762 and $51,799 as of September 30, 2016 and December 31, 2015, respectively and are included in accounts receivable on our Consolidated Balance Sheets.

Certain unbilled receivables arise when a portion of our earned fee is deferred at the time of the initial invoice. At a later date (which can be up to a year after original invoice, and at other times during the year after completion of the audit period based on contractual terms or as agreed with our client), we invoice the unbilled receivable amount. Notwithstanding the deferred due date, our clients acknowledge we have earned this unbilled receivable at the time of the original invoice, but we have agreed to defer billing the client for the related services. Unbilled receivables of this nature were approximately $5,828 and $6,431 as of September 30, 2016 and December 31, 2015, respectively, and are included in accounts receivable on our Consolidated Balance Sheets.

We record periodic changes in unbilled receivables and refund liabilities as adjustments to revenue.

Recently Issued Accounting Standards

In August 2016, the FASB issued ASU 2016-15, Classification of Certain Cash Receipts and Cash Payments (“ASU 2016-15”) which addresses eight specific cash flow issues in order to reduce diversity in practice. The guidance is effective for public companies with annual reporting periods beginning after December 15, 2017, and interim periods within those annual periods. Early adoption is permitted. We are evaluating this guidance and its impact on our consolidated financial statements and related disclosures.

In March 2016, the FASB issued ASU 2016-09, Improvements to Employee Share-Based Payment Accounting (“ASU 2016-09”) which simplifies several aspects of the accounting for share based compensation. ASU 2016-09 changes several aspects of the accounting for share based payment award transactions, including 1) accounting for income taxes, 2) classification of excess tax benefits on the statement of cash flows, 3) forfeitures, 4) minimum statutory tax withholding requirements and 5) classification of employee taxes paid on the statement of cash flows when an employer withholds shares for tax-withholding purposes. We early adopted ASU 2016-09 on a prospective basis during the third quarter of 2016, which did not result in any significant changes to our current or prior period consolidated financial statements. In conjunction with adopting ASU 2016-09, we made an accounting policy election to account for forfeitures as they occur.

In February 2016, the FASB issued ASU 2016-02, Leases (“ASU 2016-02”) which changes the accounting recognition, measurement and disclosure for leases in order to increase transparency. ASU 2016-02 requires lease assets and liabilities to be recognized on the balance sheet and key information about leasing arrangements to be disclosed. The guidance is effective for public companies with annual reporting periods beginning after December 15, 2018, including interim periods within that reporting period. Early adoption is permitted. We are evaluating this new guidance and its impact on our consolidated financial statements and related disclosures.

In January 2016, the FASB issued ASU 2016-01, Recognition and Measurement of Financial Assets and Financial Liabilities (“ASU 2016-01”) which changes the current financial instruments model primarily impacting the accounting for equity investments, financial liabilities under the fair value option, and the presentation and disclosure requirements for financial instruments. The guidance is effective for public companies with annual reporting periods beginning after December 15, 2017, including interim periods within that reporting period. We are evaluating this new guidance and do not believe it will have a material impact on our consolidated financial statements and related disclosures.

In November 2015, the FASB issued ASU 2015‑17, Balance Sheet Classification of Deferred Taxes, (“ASU 2015‑17”) which requires entities with a classified balance sheet to present all deferred tax assets and liabilities as noncurrent. The guidance is effective for public companies with annual and interim periods beginning after December 15, 2016. Early adoption is permitted. We are evaluating this new guidance and its impact on our consolidated balance sheets and related disclosures and expect the adoption of this ASU will reduce our total current assets and net working capital.

In April 2015, the FASB issued ASU 2015-05, Customer’s Accounting for Fees Paid in a Cloud Computing Arrangement (“ASU 2015-05”) which established guidance regarding the accounting for software licenses. ASU 2015-05 is effective for annual reporting periods, including interim periods, beginning after December 15, 2015. We prospectively adopted the provisions of ASU 2015-05 as of January 1, 2016 and have not yet had any material contracts that were impacted by this new guidance.

In April 2015, the FASB issued ASU 2015‑03, Simplifying the Presentation of Debt and Issuance Costs (“ASU 2015‑03”) which establishes guidance to simplify the presentation of debt issuance costs by requiring debt issuance costs related to a recognized debt liability be presented in the balance sheet as a direct deduction from the carrying amount of that liability, consistent with debt discounts. Prior to the issuance of ASU 2015-03, debt issuance costs were required to be presented as an asset in the balance sheet. The guidance is effective for annual reporting periods beginning after December 15, 2015, and interim periods within that reporting period. We adopted the provisions of ASU 2015-03 as of January 1, 2016 and prior period amounts have been reclassified to conform to the current period presentation. As of December 31, 2015, $20,975 of debt issuance costs were reclassified in the consolidated balance sheet from debt issuance costs, net to long-term debt. The adoption of ASU 2015-03 did not materially impact our consolidated financial position, results of operations or cash flows.

In May 2014, the FASB issued ASU No. 2014‑09, Revenue from Contracts with Customers (Topic 606) (“ASU 2014‑09”) which supersedes existing revenue recognition guidance and provides clarification of principles for recognizing revenue from contracts with customers. The guidance is effective for public companies with annual periods beginning after December 15, 2017 and interim periods within that reporting period. We are evaluating this new guidance, the method of adoption we will take and the impact, if any, on our consolidated financial statements and related disclosures.

Note 2. Summary of Significant Accounting Policies

Basis of Presentation

The accompanying consolidated financial statements include our accounts and our wholly‑owned subsidiaries. All significant intercompany balances and transactions have been eliminated in consolidation. Certain prior year amounts have been reclassified to conform to the current year presentation.

Use of Estimates

The preparation of consolidated financial statements in conformity with U.S. Generally Accepted Accounting Principles (“GAAP”) requires management to make estimates and assumptions affecting the reported amounts in our consolidated financial statements and accompanying notes. These estimates are based on information available as of the date of the Consolidated Financial Statements; therefore, actual results could differ from those estimates.

Foreign Currency Translation

Assets and liabilities of our foreign subsidiaries with a functional currency other than the U.S. Dollar are translated into U.S. Dollars using applicable exchange rates at the balance sheet date. Revenue and expenses are translated at average exchange rates effective during the year. The resulting foreign currency translation gains and losses are included as a component of accumulated other comprehensive (loss) income within stockholders’ equity on our Consolidated Balance Sheets.

Assets and liabilities of our foreign subsidiaries for which the functional currency is the U.S. Dollar are re‑measured into U.S. Dollars using applicable exchange rates at the balance sheet date, except nonmonetary assets and liabilities, which are re‑measured at the historical exchange rates prevailing when acquired. Revenue and expenses are re‑measured at average exchange rates effective during the year. Foreign currency translation gains and losses from re‑measurement are included in other non‑operating (income) expense in the accompanying Consolidated Statements of Comprehensive Income (Loss). The amounts of net gain (loss) on foreign currency re‑measurement recognized were immaterial for all periods presented.

Revenue Recognition, Unbilled Receivables and Estimated Liability for Refunds and Appeals

We provide services under contracts that contain various fee structures, including performance fee‑based contracts and fixed fee arrangements. Revenue is recognized when a contract exists, services have been provided to the client, the fee is fixed and determinable and collectability is reasonably assured.

We recognize revenue on performance fee based contracts based upon the specific terms of the underlying contract. The contract terms generally specify: (a) time periods covered by the work to be performed; (b) nature and extent of services we are to provide; (c) the client’s duties in assisting and cooperating with us; and (d) fees payable to us. Our fees are most often expressed as a percentage of our findings. Generally, our services are rendered when our clients realize the economic benefits from our services. Our clients realize economic benefits when they take credits against their existing accounts payable based on when we identify cost savings, when they receive refund checks based on overpayments, or when they acknowledge payment reductions based on cost savings.

We derive a relatively small portion of revenue on contracts with fixed‑fee arrangements. We recognize revenue on these contracts ratably over the contract term and once all of the above criteria have been satisfied.

Historically, there has been a certain amount of revenue with respect to which, even though we had met the requirements of our revenue recognition policy, the claim is ultimately rejected. In such cases, our clients may request a refund or offset if their providers or vendors ultimately reject the payment inaccuracies we find or if our clients determine not to pursue reimbursement from their providers or vendors even though we may have collected fees. We record any such refund as a reduction of revenue. We record an estimate for refund liabilities at any given time based on actual historical refund data by client type. We satisfy such refund liabilities either by offsets to accounts receivable or by cash payments to clients.

In addition to the refund liabilities, we calculate client specific reserves when we determine an additional reserve may be necessary.

The estimated liability for refunds and appeals representing our estimate of claims that may be overturned related to revenue which had already been received was $67,775 and $74,941 at December 31, 2015 and 2014, respectively. The estimated allowance for refunds and appeals representing our estimate of claims that may be overturned related to amounts in accounts receivable was $33,406 and $23,216 at December 31, 2015 and 2014, respectively.

Under the Medicare Recovery Program, in which we are one of the four Recovery Audit Contractors (“Medicare RAC”) with CMS, healthcare providers have the right to appeal a claim and may pursue additional appeals if the initial appeal is found in favor of CMS. We accrue an estimated liability for appeals based on the amount of fees that are subject to appeals, closures or other adjustments and those which we estimate are probable of being returned to CMS following a successful appeal by the providers. Our estimates are based on our historical experience with the Medicare RAC appeal process.

This estimated liability for Medicare RAC appeals is an offset to revenue in our Consolidated Statements of Comprehensive Income (Loss). The liability is included in the estimated liability for refunds and appeals on our Consolidated Balance Sheets. See Note 8 for further information regarding the estimated liability for appeals related to the Medicare RAC program.

Unbilled receivables represent revenue recognized related to claims for which clients have received economic value that were not invoiced at the balance sheet date. Unbilled receivables were approximately $51,799 and $42,433 as of December 31, 2015 and 2014, respectively and are included in accounts receivable on our Consolidated Balance Sheets.

Certain unbilled receivables arise when a portion of our earned fee is deferred at the time of the initial invoice. At a later date (which can be up to a year after original invoice, and at other times during the year after completion of the audit period based on contractual terms or as agreed with our client), we invoice the unbilled receivable amount. Notwithstanding the deferred due date, our clients acknowledge we have earned this unbilled receivable at the time of the original invoice, but we have agreed to defer billing the client for the related services. Unbilled receivables of this nature were approximately $6,431 and $7,519 as of December 31, 2015 and 2014, respectively, and are included in accounts receivable on our Consolidated Balance Sheets.

We record periodic changes in unbilled receivables and refund liabilities as adjustments to revenue.

Cost of Revenue

Cost of revenue is a direct cost associated with generating revenue. Cost of revenue related to compensation includes the total cost of payroll, related benefits and stock compensation expense for employees in roles that serve to provide direct revenue generating services to clients. Other cost of revenue primarily includes expenses related to the use of certain subcontractors, costs associated with the retrieval of medical records and facilities‑related costs associated with locations that are used strictly for revenue generating activities. Cost of revenue does not include any depreciation and amortization, which is stated separately in our Consolidated Statements of Comprehensive Income (Loss).

Selling, General and Administrative (“SG&A”)

Compensation within SG&A includes the total cost of payroll, related benefits and stock compensation expense for employees who do not have a direct role associated with revenue generation including those involved with developing new service offerings. Other SG&A operating expenses include all general operating costs. These costs include, but are not limited to, rent and occupancy costs for facilities associated with locations that are used for employees not serving in revenue generating roles, telecommunications costs, IT infrastructure costs, software licensing costs, advertising and marketing expenses, costs associated with developing new service offerings and expenses related to the use of certain subcontractors and professional services firms. Selling, general and administrative expenses do not include any depreciation and amortization, which is stated separately in our Consolidated Statements of Comprehensive Income (Loss).

Advertising Costs

Advertising costs are expensed as incurred and included in other selling, general and administrative expenses on our Consolidated Statements of Comprehensive Income (Loss). Advertising expense was $1,241 and $1,294 for the years ended December 31, 2015 and 2014, respectively.

Cash and Cash Equivalents

Cash and cash equivalents include all cash balances and highly liquid investments with an original maturity of 90 days or less from the date of purchase.

Restricted Cash

In connection with providing services to certain clients, we maintain a series of lockbox accounts with certain financial institutions. These lockbox accounts exist to receive funds we collect on behalf of our clients resulting from services provided. When client funds are received and deposited into the lockbox accounts, we record a corresponding customer deposit liability. These funds are included as both restricted cash in current assets and customer deposits in current liabilities on our Consolidated Balance Sheets.

Accounts Receivable

Trade accounts receivable are recorded at the invoiced amount and do not bear interest. We accrue an allowance against accounts receivable related to fees yet to be collected, based on historical losses adjusted for current market conditions, our clients’ financial condition, the amount of any receivables in dispute, the current receivables aging and current payment patterns. We record changes in our estimate to the allowance for doubtful accounts through bad debt expense and relieve the allowance after all means of collection have been exhausted and the potential for recovery is considered remote. Write‑offs for all periods presented have not been significant. We do not have any off‑balance‑sheet credit exposure related to our clients.

Investments

Investments, which are primarily purchased on behalf of our nonqualified profit sharing incentive compensation plan (See Note 19), consist of money market securities, which have been classified as available‑for‑sale securities. Available‑for‑sale securities are reported at fair values (based primarily on quoted prices and market observable inputs) using the specific identification method, with the unrealized gains and losses included in accumulated other comprehensive income (loss) on our Consolidated Balance Sheets. Investments are included in prepaid expenses and other current assets on our Consolidated Balance Sheets. Realized gains and losses and interest and dividends on available‑for‑sale securities are included in other non‑operating (income) expense on the Consolidated Statements of Comprehensive Income (Loss).

Property and Equipment

Property and equipment is stated at cost, net of accumulated depreciation. Depreciation on property and equipment is calculated using the straight‑line method over the estimated useful lives of the assets and is included in depreciation and amortization of property and equipment in our Consolidated Statements of Comprehensive Income (Loss). The estimated useful lives of our property and equipment are as follows:

Computer equipment	3 ‑ 5 years
Software	2 ‑ 5 years
Furniture and fixtures	7 years
Leasehold improvements	Lesser of remaining lease term or expected service life of improvement

Asset Retirement Obligations

We have asset retirement obligations (“AROs”) arising from contractual requirements to perform specified activities at the time of disposition of certain leasehold improvements and equipment at some of our facilities. We record a liability for the estimated costs of these AROs. The liabilities are included in other long‑term liabilities on our Consolidated Balance Sheets and are initially measured at fair value and subsequently are adjusted for accretion expense and any changes in the amount or timing of the estimated cash flows.

Internally Developed Software Costs

Capitalization of costs incurred in connection with software developed for internal use commences when both the preliminary project stage is completed and management has authorized further funding for the project, based on a determination that it is probable the project will be completed and used to perform the function intended. Capitalized costs are limited to (i) external direct costs of materials and services consumed in developing or obtaining internal‑use software and (ii) payroll and payroll‑related costs for employees who are directly associated with and devote time to the internal‑use software project. Capitalization of such costs ceases no later than the point at which the project is substantially complete and ready for its intended use. All other costs to develop software for internal use are expensed as incurred. We capitalized approximately $2,764 and $3,254 for the years ended December 31, 2015 and 2014, respectively. Amortization of software and software development costs is calculated on a straight‑line basis over the expected economic life of the software, generally estimated to be five years and is included in depreciation and amortization of property and equipment on our Consolidated Statements of Comprehensive Income (Loss). Amortization expense for internal‑use software was $2,257 and $722 for the years ended December 31, 2015 and 2014, respectively. Amortization expense for the year ended December 31, 2015 includes the write‑off of approximately $975 related to software that is no longer being used.

Intangible Assets

Our intangible assets with definite lives include customer relationships and acquired software. Intangible assets with indefinite lives include a trademark, which is not being amortized and are tested for impairment on an annual basis or when events or changes in circumstances necessitate an evaluation for impairment. Intangible assets with definite lives are initially recorded at fair value and are amortized on a basis consistent with the timing and pattern of expected cash flows used to value the intangibles, generally on a straight‑line basis over useful lives ranging from 6 to 14 years. Amortization expense is included in amortization of intangible assets in our Consolidated Statements of Comprehensive Income (Loss).

Impairment of Long‑Lived Assets

Long‑lived assets, including property and equipment and intangible assets with definite lives, are reviewed for impairment whenever events or changes in circumstances indicate the carrying amount of an asset may not be recoverable. If circumstances require the asset or asset group be tested for possible impairment, we first compare undiscounted cash flows expected to be generated by the asset or asset group to its carrying value. If the carrying value of the asset or asset group is not recoverable on an undiscounted cash flow basis, an impairment loss is recognized to the extent the carrying value exceeds its fair value. Fair value is determined through various valuation techniques including discounted cash flow models, quoted market values and third‑party independent appraisals, as necessary. Intangible assets with indefinite lives are tested for impairment on an annual basis as of October 1, of each year or more frequently whenever events or circumstances indicate that the carrying amount of such assets may not be recoverable. Recoverability of these assets is measured by a comparison of the carrying amounts to the future discounted cash flows the assets are expected to generate.

We recognized a $27,826 impairment charge on our trademark assets during the year ended December 31, 2015 due to a change in the estimated fair value of the trademark. We recognized a $74,034 impairment charge for the year ended December 31, 2014 due to the change in the estimated fair value of our CMS customer relationship intangible asset associated with the Medicare RAC. See Note 6 for further detail.

Goodwill

Goodwill is an asset representing the future economic benefits arising from other assets acquired in a business combination which are not individually identified and separately recognized. We do not amortize goodwill. Goodwill is reviewed for impairment on an annual basis as of October 1, of each year or more frequently if a triggering event occurs. These tests are performed at the reporting unit level. We have two reporting units, Healthcare and Global Retail and Other. We are permitted to make a qualitative assessment of whether it is more likely than not that a reporting unit’s fair value is less than its carrying amount before applying the two‑step impairment test as required in ASC 350, Intangibles—Goodwill and Other. If we can support the conclusion that it is more likely than not that the fair value of a reporting unit is greater than its carrying amount, then we would not need to perform the two‑step impairment test. If we cannot support such a conclusion, or we do not elect to perform the qualitative assessment, then the first step of the goodwill impairment test is used to identify potential impairment by comparing the fair value of a reporting unit with its carrying amount, including goodwill. The fair value of each reporting unit is determined using a discounted cash flow analysis.

Acquisitions

We account for acquisitions using the accounting for business combinations. In each case, we allocated the purchase price to the identifiable net assets acquired, including intangible assets and liabilities assumed, based on estimated fair values at the date of the acquisition. The excess of the purchase price over the amount allocated to the identifiable assets and liabilities, if any, is recorded as goodwill.

Determining the fair value of assets acquired and liabilities assumed requires significant judgment, including the selection of valuation methodologies, estimates of future revenue and cash flows and discount rates.

Under the acquisition method of accounting for business combinations, any changes to acquired balances in tax accounts, including adjustments to deferred tax asset valuation allowances or liabilities related to uncertain tax positions, which are recorded during the measurement period, and are determined to be attributable to facts and circumstances that existed as of the acquisition date, are considered a measurement period adjustment and will result in an offsetting increase or decrease to goodwill. All other changes to deferred tax asset valuation allowances and liabilities related to uncertain tax positions will result in an increase or decrease to income tax expense.

Income Taxes

Income taxes are accounted for under the asset and liability method. Deferred tax assets and liabilities are recognized for the future tax consequences attributable to differences between the financial statement carrying amounts of existing assets and liabilities and their respective tax bases, as well as for tax attributes such as operating loss and tax credit carryforwards. Deferred tax assets and liabilities are measured using enacted tax rates expected to apply to taxable income in the years in which those temporary differences are expected to be recovered or settled. The effect on deferred tax assets and liabilities of a change in tax rates is recognized in income in the period that includes the enactment date.

We recognize net deferred tax assets to the extent that we believe these assets are more likely than not to be realized. In making such a determination, we consider all available positive and negative evidence, including future reversals of existing taxable temporary differences, projected future taxable income, tax‑planning strategies, and results of recent operations. In the event we determine that we would be able to realize our deferred tax assets in the future in excess of their net recorded amount, we reduce the deferred tax asset valuation allowance and record a benefit in our provision for income taxes in our Consolidated Statements of Comprehensive Income (Loss).

We record liabilities related to uncertain tax positions in accordance with ASC 740, Income Taxes (“ASC 740”) on the basis of a two‑step process whereby (1) we determine whether it is more likely than not that the tax positions will be sustained on the basis of the technical merits of the position and (2) for those tax positions that meet the more‑likely‑than‑not recognition threshold, we recognize the largest amount of tax benefit that is more than 50 percent likely to be realized upon ultimate settlement with the related tax authority. We recognize interest and penalties related to unrecognized tax benefits within the income tax provision in the accompanying Consolidated Statements of Comprehensive Income (Loss). Accrued interest and penalties are included within accounts payable and accrued other expenses in the Consolidated Balance Sheets.

Derivative Instruments

Our derivative instruments consist entirely of interest rate cap agreements, are stated at fair value and are included in accounts payable and accrued other expenses and other long‑term liabilities on our Consolidated Balance Sheets. Changes in the fair value of derivatives that are designated as cash flow hedges are deferred in accumulated other comprehensive income (loss) on our Consolidated Balance Sheets until the underlying hedged transactions are recognized in earnings, at which time any deferred hedging gains or losses are also recorded in earnings. See Note 10 for more information.

Stock‑Based Compensation

Our policy is to issue new shares for purchases under our stock‑based award plan as described in Note 15. Stock‑based compensation expense is estimated at the grant date based on an award’s fair value as calculated by the Black‑Scholes‑Merton option pricing model. The determination of the stock‑based compensation expense is affected by our estimated stock price, expected stock price volatility over the term of the awards, expected term, risk‑free interest rate and expected dividends. We estimate a forfeiture rate based on historical experience and adjust the rate as necessary to reflect changes in facts and circumstances, if any.

We recognize stock‑based compensation expense for service‑based equity awards using the straight‑line attribution method over the requisite service period.

We have awarded performance‑based equity awards to certain employees and directors. These awards vest based on a series of criteria triggered upon a qualifying change of control event. Consistent with the service‑based equity awards, the vesting of performance‑based equity awards is dependent upon the participant’s continued employment through the date the performance criteria have been achieved. No stock‑based compensation expense has been recorded for performance‑based equity awards because the qualifying events have not occurred as of December 31, 2015. At the consummation of a change in control event or an initial public offering, we will record stock‑based compensation expense net of forfeitures based on the grant date fair value of the awards.

Commitments and Contingencies

Liabilities for loss contingencies arising from claims, assessments, litigation, fines and penalties and other sources are recorded when it is probable a liability has been incurred and the amount can be reasonably estimated. Legal costs incurred in connection with loss contingencies are expensed as incurred. See Note 8 for further detail on loss contingency related to the Medicare RAC.

Fair Value of Financial Instruments

The carrying values for cash and cash equivalents, restricted cash, accounts receivable, accounts payable, and other accrued liabilities reasonably approximate fair market value due to their nature and the short term maturity of these financial instruments. We measure assets and liabilities at fair value based on assumptions that market participants would use in pricing an asset or liability in the principal or most advantageous market. When considering market participant assumptions in fair value measurements, we use a consistent fair value hierarchy framework as defined in ASC 820, Fair Value Measurement. Refer to Note 11 for more information regarding management’s fair value estimates.

Recently Issued Accounting Standards

In February 2016, the FASB issued ASU 2016‑02, Leases (“ASU 2016‑02”) which changes the accounting recognition, measurement and disclosure for leases in order to increase transparency. ASU 2016‑02 requires lease assets and liabilities to be recognized on the balance sheet and key information about leasing arrangements to be disclosed. The guidance is effective for public companies with annual reporting periods beginning after December 15, 2018, including interim periods within that reporting period. Early adoption is permitted. We are evaluating this new guidance and its impact on our consolidated financial statements and related disclosures.

In January 2016, the FASB issued ASU 2016‑01, Recognition and Measurement of Financial Assets and Financial Liabilities (“ASU 2016‑01”) which changes the current financial instruments model primarily impacting the accounting for equity investments, financial liabilities under the fair value option, and the presentation and disclosure requirements for financial instruments. The guidance is effective for public companies with annual reporting periods beginning after December 15, 2017, including interim periods within that reporting period. We are evaluating this new guidance and do not believe it will have a material impact on our consolidated financial statements and related disclosures.

In November 2015, the FASB issued ASU 2015‑17, Balance Sheet Classification of Deferred Taxes, (“ASU 2015‑17”) which requires entities with a classified balance sheet to present all deferred tax assets and liabilities as noncurrent. The guidance is effective for public companies with annual and interim periods beginning after December 15, 2016. Early adoption is permitted. We are evaluating this new guidance and its impact on our consolidated balance sheets and related disclosures and expect the adoption of this ASU will reduce our total current assets and net working capital.

In September 2015, the FASB issued ASU 2015‑16, Simplifying the Accounting for Measurement‑Period Adjustments (“ASU 2015‑16”) which requires an acquirer to recognize adjustments to provisional amounts that are identified during the measurement period in the reporting period in which the adjustment amounts are determined. The guidance is effective for public companies with annual reporting periods beginning after December 15, 2015, including interim periods within that reporting period. We early adopted this guidance in 2015 and it did not have a material impact to our consolidated financial statements and related disclosures.

In April 2015, the FASB issued ASU 2015‑05, Customer’s Accounting for Fees Paid in a Cloud Computing Arrangement (“ASU 2015‑05”) which established guidance regarding the accounting for software licenses. ASU 2015‑05 is effective for annual reporting periods, including interim periods, beginning after December 15, 2015. We are evaluating this new guidance and do not believe it will have a material impact on our consolidated financial statements and related disclosures.

In April 2015, the FASB issued ASU 2015‑03, Simplifying the Presentation of Debt and Issuance Costs (“ASU 2015‑03”) which establishes guidance to simplify the presentation of debt issuance costs by requiring debt issuance costs related to a recognized debt liability be presented in the balance sheet as a direct deduction from the carrying amount of that liability, consistent with debt discounts. The guidance is effective for annual reporting periods beginning after December 15, 2015, and interim periods within that reporting period. Early adoption is permitted. We are evaluating this new guidance and do not believe it will have a material impact on our consolidated financial statements and related disclosures.

In June 2014, FASB issued ASU 2014‑12, Accounting for Share‑Based Payments When the Terms of an Award Provide That a Performance Target Could Be Achieved after the Requisite Service Period (“ASU 2014‑12”). ASU 2014‑12 brings consistency to the accounting for share‑based payment awards that require a specific performance target to be achieved in order for employees to become eligible to vest in the awards. ASU 2014‑12 is effective for annual reporting periods beginning after December 15, 2015, and interim periods within that reporting period. Early adoption is permitted. We are evaluating this new guidance and do not believe it will have a material impact on our consolidated financial statement disclosures.

In May 2014, the FASB issued ASU No. 2014‑09, Revenue from Contracts with Customers (Topic 606) (“ASU 2014‑09”) which supersedes existing revenue recognition guidance and provides clarification of principles for recognizing revenue from contracts with customers. ASU 2014‑09 is effective for annual periods beginning after December 15, 2017 and interim periods within that reporting period. We are evaluating this new guidance, the method of adoption we will take and the impact, if any, on our consolidated financial statements and related disclosures.